Share Capital - Narrative (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, shares in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 GBP (£) £ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 GBP (£) shares class_of_stock common_stock_vote £ / shares	Jun. 30, 2023 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Number of classes of stock | class_of_stock				1
Number of votes per share | common_stock_vote				1
Par value per share (in gbp per share) | £ / shares				£ 0.20
New shares issued (in shares)	6,422	6,422
Issued price per shares (in USD/GBP per share) | (per share)	$ 25.34	£ 21.00
Gross proceeds	$ 162,757	£ 134,866
Payments for share issue costs | $	$ 5,969
Number of shares purchased (in shares)			619	619	10
Purchase price per share (in USD/GBP per share) | $ / shares			$ 13.09		$ 21.30
Payment for purchase of treasury shares | $			$ 8,094		$ 213
Employee Benefit Trust
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			116	116	296
Number of shares purchased (in shares)			197	197	0
Purchase price per share (in USD/GBP per share) | (per share)			$ 13.10	£ 10.41
Payment for repurchasing shares			$ 2,582	£ 2,053
Number of shares outstanding (in shares)				448	406